November 17, 1997



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:  The American Funds Tax-Exempt Series I
          File Nos. 33-5270
                    811-4653

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and statement of additional information since the electronic filing on November 14, 1997 of Registrant's Post-Effective Amendment No.14 under The Securities Act of 1933 and Amendment No.12 under The Investment Company Act of 1940.

                                        Sincerely,




                                        Howard L. Kitzmiller
                                        Senior Vice President and
                                        Secretary/Treasurer